UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	99 Summer St.
		Suite 1130
		Boston, MA 02110


Form 13F File Number: 28-11863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	Principal
Phone: 	617-428-4045

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			2/11/10
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: (thousands) 1,017,899


Column1                       Column2     Column3      Column4   Column5   Column6 Column7   Column8
Name                           Class      Cusip        $value    Shares    Inv DiscOther MgrsVoting Auth
                                                       000                                   Sole
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V408   127,493   2,673,929  Sole      NA      2,673,929
Itau Unibanco              Sponsored ADR    465562106   243,555  10,663,535  Sole      NA     10,663,535
Brasil Telecom Participac  Spons ADR Pfd    10553M101    74,656   2,562,867  Sole      NA      2,562,867
Brasil Telecom Participac   Spons ADR       10553M200    23,248   1,453,933  Sole      NA      1,453,933
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V101    91,720   2,163,712  Sole      NA      2,163,712
Fomento Economico Mexican  Sponsored ADR    34419106    150,798   3,149,508  Sole      NA      3,149,508
Central European Media En  Common Shares    G20045202    35,228   1,492,081  Sole      NA      1,492,081
Wipro LTD                  Sponsored ADR    97651M109    81,265   3,649,090  Sole      NA      3,649,090
Honda Motor                Sponsored ADR    438128308      18           545  Sole      NA            545
China Mobil                Sponsored ADR    16941M109     213         4,591  Sole      NA          4,591
Taiwan Semiconductor       Sponsored ADR    874039100    2,621      229,089  Sole      NA        229,089
America Movil SA de CV   Spons. ADR L shs   02364W105   187,084   3,982,208  Sole      NA      3,982,208


